Inventories	12 Months Ended
Jun. 30, 2024
Inventories [Abstract]
Inventories
5.	Inventories

	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	USD
Raw materials	9,824,097	6,641,985	1,408,483
Work-in-progress	1,148,881	384,463	81,528
Finished goods	2,104,709	2,027,588	429,966
Goods-in-transit	653,730	711,981	150,981
Packaging materials	22,055	21,958	4,656
	13,753,472	9,787,975	2,075,614

The cost of inventories recognized as an expense and included in “cost of sales” amounted to RM 8,411,149 (2023: RM 16,743,173).

During the financial year, the Group recognized RM 257,771 (2023: RM 89,301) in respect of inventories write-down. This amount has been included in “cost of sales”.

The Group reversed RM 25,543 (2023: RM 249,099) in respect of previous inventories write-down as the Group sold these goods that were previously written down above their carrying value. This amount has been included in “cost of sales”.